UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kylin Management LLC

Address:   366 Madison Avenue, 16th Floor, New York, New York 10017


Form 13F File Number: 028-14332


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul Guggenheimer
Title:  Chief FInancial Officer
Phone:  (212) 323-8115

Signature,  Place,  and  Date  of  Signing:

/s/ Paul Guggenheimer              New York, New York                 8/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $      255,926
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Asiainfo-Linkage Inc        COM            04518A104   40,946 2,472,600 SH       SOLE                2,472,600      0    0
Baidu Inc                   Spon ADR Rep A 056752108   76,985   549,380 SH       SOLE                  549,380      0    0
Camelot Information Sys Inc ADS RP ORD SHS 13322V105   13,522   904,500 SH       SOLE                  904,500      0    0
E House China Hldgs Ltd     ADR            26852W103    4,227   430,900 SH       SOLE                  430,900      0    0
Perfect World Co Ltd        SPON ADR REP B 71372U104   33,108 1,764,842 SH       SOLE                1,764,842      0    0
Wuxi Pharmatech Cayman Inc  SPONS ADR SHS  929352102   87,138 4,962,300 SH       SOLE                4,962,300      0    0